Shareholder' equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Schedule of changes in Share Capital, Share Premium and Number of Ordinary Shares and Special Voting Shares
The following table summarizes the changes in the share capital, share premium and number of ordinary shares and special voting shares of the Company for the years ended December 31, 2022 and 2023:

	Share capital (€ thousand)	Share premium (€ thousand)	Outstanding ordinary shares	Ordinary shares held in treasury	Total ordinary shares	Special voting shares
At January 1, 2022	5,939	721,187	242,343,659	54,600,000	296,943,659	—
Ordinary shares issued to warrant holders	—	—	1	(1)	—	—
Ordinary shares assigned under share-based payments (1)	—	—	459,086	(459,086)	—	—
At December 31, 2022	5,939	721,187	242,802,746	54,140,913	296,943,659	—
Ordinary shares issued to warrant holders (2)	115	64,500	5,761,067	—	5,761,067	—
Ordinary shares assigned delivered under share-based payments (3)	—	—	1,746,450	(1,746,450)	—	—
Special Voting Shares A issued (4)	3,100	(3,100)	—	—	—	154,981,350
At December 31, 2023	9,154	782,587	250,310,263	52,394,463	302,704,726	154,981,350
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(1)Includes 459,086 ordinary shares, which were previously held in treasury, delivered to the CEO as a result of the conversion of the CEO’s fixed remuneration for 2021 for an aggregate purchase price of €3,390 thousand.
(2)The Company issued an aggregate of 5,761,067 newly issued ordinary shares as a result of the exercise of warrants in the first quarter of 2023. For additional information see Note 28 — Other current and non-current financial liabilities - Warrant liabilities.
(3)As a result of the vesting of certain equity incentive arrangements, ordinary shares, which were previously held in treasury, were assigned to participants of the share-based payments plans. It includes:
(a)588,000 ordinary shares delivered to the CEO under the CEO 2022-2024 LTIP in relation to the 2022 performance period;
(b)240,000 ordinary shares delivered to the CEO under the CEO IPO PSUs plan.
(c)450,000 ordinary shares delivered to the directors of the Group (excluding the CEO), key executives with strategic responsibilities and other employees of the Group under the Management IPO PSUs plan.
(d)468,450 ordinary shares delivered to the CEO under the right to convert the CEO’s fixed remuneration in shares of the Company for an aggregate purchase price of €3,654 thousand.
For additional information relating to the equity incentive arrangements of the Group, see Note 37 — Share-based payments.
(4)On December 18, 2023, upon the fulfillment of the conditions outlined in the Company’s Articles of Association 154,981,350 Special Voting Shares A were issued and delivered to Monterubello s.s. and Ermenegildo (Gildo) Zegna di Monte Rubello for no consideration.
Schedule of Other Reserves Including Other Comprehensive Income
Other reserves are detailed as follows:

	At December 31,
(€ thousands)	2023	2022
Share-based payments reserve	96,008	88,557
Non-controlling interests options reserve	(183,525)	(183,525)
Other	(66,479)	(74,764)
Other reserves	(153,996)	(169,732)